                          streetTRACKS(R) Series Trust
                               One Lincoln Street
                                Boston, MA 02111

                                                                January 27, 2006

VIA EDGAR

Securities and Exchange Commission
Attention: Office of Filings, Information & Consumer Service
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: streetTRACKS(R) Series Trust
    (File Nos.: 333-57793, 811-08839)
    Post-Effective Amendment No. 15

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 15 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 23, 2006.

     Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3966.

                                        Sincerely,


                                        /s/ Scott M. Zoltowski
                                        ----------------------------------------
                                        Scott M. Zoltowski
                                        Assistant Secretary

Cc: Stuart Strauss